Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Long-Term Liabilities [Line Items]
Day 1 gain deferred revenue	$ (25,501)	$ (31,720)
Pension obligations	(23,459)	(24,269)
Deferred commissioning period revenue	(8,353)	(10,396)
Non current contract liabilities	(8,353)	(54,018)
Non-current portion of operating lease liabilities	(6,614)	(3,587)
Other payables	(6,970)	(6,834)
Other non-current liabilities	(70,897)	(120,428)
Asset retirement obligation	5,800	5,700
Assets under development, removal cost capitalized	4,700	4,700
Underutilization Liability
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	0	(35,806)
Oil
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	(19,700)	(24,500)
Gas
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	(5,800)	(7,200)
Golar Arctic
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	$ 0	$ (7,816)